TRADE PAYABLES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payable	R$ 76.2	R$ 159.0
Trade payable [member]
IfrsStatementLineItems [Line Items]
Nominal contractual amounts including interest	R$ 210.7	R$ 307.7